REVENUE RECOGNITION (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue recognized	$ 468	$ 642
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Disaggregation of Revenue [Line Items]
Concentration of credit risk percentage	84.00%	72.00%